OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

April 1, 2011

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Commodity Strategy Total Return Fund (the "Registrant")

           Reg. No. 333-14087; File No. 811-07857

To the Securities and Exchange Commission:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on March 29, 2011.

Sincerely,

/s/ Amee Kantesaria

Amee Kantesaria
Vice President & Assistant Counsel

cc:     K & L Gates

         KPMG LLP

  Taylor V. Edwards
  Gloria LaFond